Statements of Operations (USD $)	12 Months Ended			96 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Income Statement [Abstract]
Revenues
General and administrative expenses:
Professional fees	15,012	88,775	80,175	421,387
Stock based compensation			418,280	3,068,129
Management fees	96,000	96,000	96,000	530,797
Depreciation				1,860
General and administrative expenses	18,676	30,507	70,816	524,421
Total operating expenses	129,688	215,282	665,271	4,546,594
Operating income (loss) from continuing operations	(129,688)	(215,282)	(665,271)	(4,546,594)
Other income (expense):
Interest income				1,876
Interest expense	(48,852)	(45,842)	(32,563)	(160,895)
Foreign exchange gain (loss)	17,055	(11,071)	6,732	18,401
Total other income (expense)	(31,797)	(56,913)	(25,831)	(140,618)
Income (loss) before taxes from continuing operations	(161,485)	(272,195)	(691,102)	(4,687,212)
Provision (credit) for taxes on income
Net income (loss) from continuing operations	(161,485)	(272,195)	(691,102)	(4,687,212)
(Loss) from discontinued operations, net of tax			(38,144)	(34,208)
Gain recognized on divestment of subsidiary			34,208	34,208
Net income (loss) from discontinued operation			(3,936)
Net income (loss)	(161,485)	(272,195)	(695,038)	(4,687,212)
Other comprehensive income, net of tax:
Net change in foreign currency exchange adjustments from continuing operations			(846)
Net change in foreign currency exchange adjustments from discontinued operations			(19,384)
Comprehensive income (loss)	$ (161,485)	$ (272,195)	$ (715,268)	$ (4,687,212)
Basic and diluted Earnings (loss) per common share, basic
Continuing operations	$ (0.88)	$ (1.48)	$ (3.09)
Discontinued operations	$ 0.00	$ 0.00	$ (0.02)
Weighted-average shares outstanding, basic	183,825	183,825	223,343